Convertible Preferred Stock - Schedule of Three Classes of Convertible Preferred Stock Before Combination (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Preferred stock, shares outstanding	0
Pre Combination Astra
Preferred stock, shares outstanding		186,977,448	186,977,448
Pre Combination Astra | Series A Preferred Stock [Member]
Preferred stock, shares outstanding		65,780,540	65,780,540
Liquidation Price Per Share		$ 0.243233	$ 0.243233
Conversion Price Per Share		0.243233	0.243233
Annual Noncumulative Dividend Rights Per Share		$ 0.019459	$ 0.019459
Pre Combination Astra | Series B Preferred Stock [Member]
Preferred stock, shares outstanding		70,713,123	70,713,123
Liquidation Price Per Share		$ 1.333008	$ 1.333008
Conversion Price Per Share		1.333008	1.333008
Annual Noncumulative Dividend Rights Per Share		$ 0.10664	$ 0.10664
Pre Combination Astra | Series C Preferred Stock [Member]
Preferred stock, shares outstanding		50,483,785	50,483,785
Liquidation Price Per Share		$ 6.62097	$ 6.62097
Conversion Price Per Share		6.62097	6.62097
Annual Noncumulative Dividend Rights Per Share		$ 0.52968	$ 0.52968